Note 17 - Goodwill (Detail) - Activity in the balance of goodwill during the year ended December 31, 2012: (USD $)	12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 China VAS [Member]	Dec. 31, 2012 Mobile Game [Member]	Dec. 31, 2011 Mobile Game [Member]	Dec. 31, 2012 Indonesia Digital Media [Member]	Dec. 31, 2011 Indonesia Digital Media [Member]	Dec. 31, 2012 Media Content Unit [Member]	Dec. 31, 2010 Media Content Unit [Member]	Dec. 31, 2012 PC Game [Member]	Dec. 31, 2011 PC Game [Member]	Dec. 31, 2010 PC Game [Member]
Balance	$ 40,483,355	$ 40,483,355	$ 8,550,715	$ 9,189,843	$ 9,189,843	$ 16,848,642	$ 16,848,642	$ 2,360,658	$ 2,360,658	$ 3,533,497	$ 3,533,497	$ 3,533,497
Goodwill impairment	(10,911,373)		(8,550,715)					(2,360,658)
Balance	$ 29,571,982	$ 40,483,355		$ 9,189,843	$ 9,189,843	$ 16,848,642	$ 16,848,642		$ 2,360,658	$ 3,533,497	$ 3,533,497	$ 3,533,497